Annual Fund Operating Expenses (Vanguard Selected Value Fund Participant)	Vanguard Selected Value Fund Vanguard Selected Value Fund - Investor Shares 11/1/2013 - 10/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.42%
12b-1 Distribution Fee	none
Other Expenses	0.02%
Total Annual Fund Operating Expenses	0.44%	[1]

[1]	The expense information shown in the table has been restated to reflect estimated amounts for the current fiscal year.